Associates and Joint Ventures - Disclosure of Statement of Financial Position and Income Statement of Joint Ventures (Details) € in Millions, £ in Millions		7 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 01, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2020 EUR (€)
Disclosure of joint ventures [line items]
NON-CURRENT ASSETS			€ 83,568		€ 87,053
Intangible assets	€ 11,725	€ 11,725	11,370		12,017	€ 11,725
Goodwill			18,708		18,471
Property, plant and equipment	22,725	22,725	22,944		23,714	22,725
Other non current assets			2,067		1,882
CURRENT ASSETS			20,756		22,589
Inventories			929		1,546
Receivables and other current assets			10,132		9,134		€ 9,134
Current financial assets			1,078		2,444
Cash and cash equivalents	8,580	8,580	7,151		7,245	8,580			€ 5,604
TOTAL ASSETS			104,324		109,642
Non current liabilities			53,829		54,834
Non current financial liabilities			33,360		35,059
Non-current lease liabilities			6,708		6,657
Other non current liabilities			1,692		1,632
Current liabilities			23,399		23,100
Current financial liabilities			3,701		4,020
Current lease liabilities			2,239		2,020
Other current liabilities			1,819				€ 1,689
Equity attributable to non-controlling interests			5,244		6,620
Equity	28,684	28,684	27,096		31,708	28,684			€ 18,260
Investments in joint ventures accounted for using equity method			8,265		11,275
Revenues			40,652		39,993	39,277
Other operating income			1,541		2,065	12,673
Other expenses			(10,298)		(10,741)	(10,976)
Goodwill impairment (Note 7)			58		0	416
Depreciation and amortization			(8,797)		(8,796)	(8,397)
OPERATING INCOME			2,593		4,056	13,586
Share of profit (loss) of associates accounted for using equity method			(17)		(13)	5
Finance income			1,099		1,803	614
Finance costs			(3,014)		(3,030)	(2,028)
Gain (loss) on derivative			399		1,012
Translation differences			(1,826)		(2,996)	(2,751)
Net financial expense			(1,904)		(1,313)	(1,364)
(LOSS) PROFIT BEFORE TAX			(1,473)		2,960	12,095
Corporate income tax			899		(641)	(1,378)
(Loss) profit for the year			(574)		2,319	10,717
Share of (loss) income of investments accounted for by the equity method			(2,145)		230	(132)
Other comprehensive income (100% VMO2)			€ (43)		€ 1,908	4,557
Cornerstone Telecomunications
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate (as a percent)			16.67%	16.67%	25.00%
Customer base
Disclosure of joint ventures [line items]
Intangible assets	€ 971	€ 971	€ 386		€ 721	971
VMO2
Disclosure of joint ventures [line items]
Property, plant and equipment			38,817		42,576
Current financial assets			569		511
TOTAL ASSETS			46,455		50,062
Non current financial liabilities			21,061		19,668
Non-current lease liabilities			663		725
Current financial liabilities			4,165		3,248
Current lease liabilities			201		221
Total allocated liabilities			30,727		28,626
VMO2
Disclosure of joint ventures [line items]
NON-CURRENT ASSETS			41,697		46,280
Intangible assets			8,379		9,252
Goodwill			20,427		23,508			£ 20,857
Property, plant and equipment			10,011		9,816
Other non current assets			2,880		3,704
CURRENT ASSETS			4,758		3,782
Inventories			301		200
Receivables and other current assets			2,882		2,516
Current financial assets			567		511
Cash and cash equivalents			1,008		555
TOTAL ASSETS			46,455		50,062
Non current liabilities			22,136		20,840
Non current financial liabilities			21,061		19,668
Non-current lease liabilities			663		725
Other non current liabilities			412		447
Current liabilities			8,591		7,786
Current financial liabilities			4,165		3,248
Current lease liabilities			201		221
Other current liabilities			4,225		4,317
Total allocated liabilities			30,727		28,626
Equity attributable to non-controlling interests			€ 261		0
Equity of joint venture (in percent)			100.00%
Equity			€ 15,467		21,436
Proportion of ownership interest in joint venture (as a percent)	50.00%	50.00%	50.00%	50.00%
50% Telefónica Group			€ 7,734		10,718
Acquisition costs			61		61
Other adjustments			(21)		0
Investments in joint ventures accounted for using equity method			7,774		10,779
Revenues		€ 7,223	12,547		12,155
Other operating income		290	516		551
Other expenses		(5,063)	(8,632)		(8,305)
Goodwill impairment (Note 7)		0	3,572	£ 3,107	0
OIBDA		2,450	859		4,401
Depreciation and amortization		(2,395)	(3,685)		(4,170)
OPERATING INCOME		55	(2,826)		231
Share of profit (loss) of associates accounted for using equity method		0	2		1
Finance income		27	55		24
Finance costs		(504)	(1,436)		(1,020)
Gain (loss) on derivative		489	(924)		2,567
Translation differences		(367)			(1,296)
Net financial expense		(355)	(1,628)		275
(LOSS) PROFIT BEFORE TAX		(300)	(4,452)		507
Corporate income tax		65	€ 265		(15)
Result for the period of joint venture (in percent)			100.00%
(Loss) profit for the year		(235)	€ (4,187)		492
50% attributable to Telefónica Group		(117)	(2,094)		246
Share-based compensation		14	8		14
Sale of a minority interest in Cornerstone		0	76		0
Other adjustments		0	(20)		32
Share of (loss) income of investments accounted for by the equity method		(103)	€ (2,030)		292	€ (103)
Other comprehensive income of joint venture (in percent)			1
Other comprehensive income (100% VMO2)		€ 68	€ (213)		(113)
VMO2 | Customer base
Disclosure of joint ventures [line items]
Depreciation and amortization			€ (985)		€ (1,005)